Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The number of shares and stated value of the outstanding shares were as follows:

	December 31, 2025		December 31, 2024
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	14,730,782	$63,657	14,080,010	$52,742
Class C Shares	112,841	6,340	112,841	6,340
	14,843,623	$69,997	14,192,851	$59,082

Telesat Public Shares [Member]
Share Capital [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The breakdown of the number of Telesat Public Shares, as at December 31, 2025, was as follows:

Telesat Public shares
Class A Common shares	4,383,668
Class B Variable Voting shares	10,347,114
Total Telesat Public shares	14,730,782

Limited Partnership Units [Member]
Share Capital [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The number and stated value of the outstanding Limited Partnership units (“LP Units”) of Telesat Partnership LP were as follows:

	December 31, 2025		December 31, 2024
	Number of units	Stated value	Number of units	Stated value
Class A and Class B LP Units	18,061,284	$49,428	18,321,792	$50,141
Class C LP Units	18,098,362	38,893	18,098,362	38,893
	36,159,646	$88,321	36,420,154	$89,034